UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2015

Date of reporting period:	October 31, 2014

Item 1. Schedule of Investments:

Putnam Research Fund

The fund's portfolio
10/31/14 (Unaudited)

COMMON STOCKS (96.7%)(a)
			Shares	Value

Aerospace and defense (5.8%)

Airbus Group NV (France)			2,181	$130,097

Embraer SA ADR (Brazil)			523	20,209

General Dynamics Corp.			19,948	2,787,932

Honeywell International, Inc.			32,020	3,077,762

L-3 Communications Holdings, Inc.			51,287	6,229,319

Northrop Grumman Corp.			8,493	1,171,694

Raytheon Co.			2,872	298,343

Rockwell Collins, Inc.			1,706	143,560

United Technologies Corp.			20,412	2,184,084

				16,043,000
Airlines (0.6%)

American Airlines Group, Inc.(S)			12,659	523,450

Spirit Airlines, Inc.(NON)			14,822	1,083,636

				1,607,086
Auto components (0.1%)

Johnson Controls, Inc.			3,259	153,988

				153,988
Automobiles (—%)

Ford Motor Co.			4,962	69,915

				69,915
Banks (6.6%)

Bank of America Corp.			116,655	2,001,800

Citigroup, Inc.			58,987	3,157,574

Fifth Third Bancorp			84,363	1,686,416

JPMorgan Chase & Co.			65,523	3,962,831

KeyCorp			93,694	1,236,761

Regions Financial Corp.			140,475	1,394,917

Wells Fargo & Co.			93,787	4,979,152

				18,419,451
Beverages (1.9%)

Coca-Cola Enterprises, Inc.			16,462	713,628

Dr. Pepper Snapple Group, Inc.			17,150	1,187,638

Monster Beverage Corp.(NON)			6,161	621,522

PepsiCo, Inc.			28,840	2,773,543

				5,296,331
Biotechnology (3.5%)

Biogen Idec, Inc.(NON)			4,353	1,397,661

Celgene Corp.(NON)			24,104	2,581,297

Gilead Sciences, Inc.(NON)			42,072	4,712,064

Retrophin, Inc.(NON)(S)			21,018	203,454

Vertex Pharmaceuticals, Inc.(NON)			8,689	978,729

				9,873,205
Building products (0.6%)

Allegion PLC (Ireland)			4,328	229,774

Fortune Brands Home & Security, Inc.			35,341	1,528,498

				1,758,272
Capital markets (2.2%)

Ameriprise Financial, Inc.			7,935	1,001,159

Carlyle Group LP (The)			32,228	894,649

Charles Schwab Corp. (The)			65,429	1,875,849

Invesco, Ltd.			6,489	262,610

KKR & Co. LP			55,231	1,190,780

Morgan Stanley			4,792	167,480

State Street Corp.			3,297	248,792

WisdomTree Investments, Inc.(NON)(S)			35,708	526,693

				6,168,012
Chemicals (3.2%)

Air Products & Chemicals, Inc.			3,728	502,012

Axiall Corp.(S)			6,799	274,000

CF Industries Holdings, Inc.			2,092	543,920

Chemtura Corp.(NON)			2,816	65,585

Croda International PLC (United Kingdom)			10,873	399,182

Dow Chemical Co. (The)			31,832	1,572,501

Huntsman Corp.			16,872	411,677

Monsanto Co.			12,455	1,432,823

Praxair, Inc.			4,845	610,422

Sherwin-Williams Co. (The)			5,315	1,220,111

Symrise AG (Germany)			30,475	1,713,765

Tronox, Ltd. Class A			5,985	144,717

				8,890,715
Commercial services and supplies (0.3%)

Rollins, Inc.			13,668	435,599

Tyco International, Ltd.			8,494	364,647

				800,246
Communications equipment (0.8%)

Cisco Systems, Inc.			40,308	986,337

Qualcomm, Inc.			16,312	1,280,655

				2,266,992
Construction materials (0.2%)

CaesarStone Sdot-Yam, Ltd. (Israel)			9,414	525,866

Martin Marietta Materials, Inc.			926	108,268

				634,134
Consumer finance (1.0%)

American Express Co.			24,973	2,246,321

Capital One Financial Corp.			5,357	443,399

				2,689,720
Containers and packaging (0.7%)

MeadWestvaco Corp.			15,104	667,144

Packaging Corp. of America			6,543	471,619

Sealed Air Corp.			13,463	488,034

Smurfit Kappa Group PLC (Ireland)			18,102	373,614

				2,000,411
Diversified consumer services (0.2%)

Bright Horizons Family Solutions, Inc.(NON)			10,473	466,677

H&R Block, Inc.			5,746	185,653

				652,330
Diversified financial services (1.0%)

Berkshire Hathaway, Inc. Class B(NON)			5,727	802,696

CME Group, Inc.			23,214	1,945,565

				2,748,261
Diversified telecommunication services (1.1%)

Verizon Communications, Inc.			49,727	2,498,782

Zayo Group Holdings, Inc.(NON)			24,113	564,485

				3,063,267
Electric utilities (1.4%)

American Electric Power Co., Inc.			13,403	781,931

Edison International			15,969	999,340

Exelon Corp.			36,288	1,327,778

NextEra Energy, Inc.			6,689	670,372

				3,779,421
Electrical equipment (0.3%)

Eaton Corp PLC			6,559	448,570

Hubbell, Inc. Class B			4,424	501,726

				950,296
Electronic equipment, instruments, and components (0.1%)

Anixter International, Inc.			3,877	330,204

				330,204
Energy equipment and services (1.6%)

Aker Solutions ASA 144A (Norway)(NON)			51,749	335,278

Dril-Quip, Inc.(NON)			1,333	119,903

Halliburton Co.			36,061	1,988,404

Schlumberger, Ltd.			17,835	1,759,601

SPT Energy Group, Inc. (China)			128,000	40,438

Weatherford International PLC(NON)			5,772	94,776

				4,338,400
Food and staples retail (1.8%)

Costco Wholesale Corp.			10,011	1,335,167

CVS Health Corp.			18,896	1,621,466

Diplomat Pharmacy, Inc.(NON)			7,755	166,733

Wal-Mart Stores, Inc.(S)			11,883	906,316

Walgreen Co.			9,621	617,861

Whole Foods Market, Inc.			6,021	236,806

				4,884,349
Food products (1.4%)

Hershey Co. (The)			4,750	455,573

JM Smucker Co. (The)			2,722	283,088

Kellogg Co.			7,345	469,786

Keurig Green Mountain, Inc.			1,366	207,291

Kraft Foods Group, Inc.			10,374	584,575

Mead Johnson Nutrition Co.			6,938	689,013

Mondelez International, Inc. Class A			27,688	976,279

Pinnacle Foods, Inc.			6,708	226,730

S&W Seed Co.(NON)(S)			11,196	36,163

				3,928,498
Health-care equipment and supplies (2.0%)

Abbott Laboratories			14,082	613,834

Baxter International, Inc.			11,482	805,347

Boston Scientific Corp.(NON)			15,847	210,448

Covidien PLC			3,375	311,985

Medtronic, Inc.			22,549	1,536,940

St. Jude Medical, Inc.			10,367	665,250

Tornier NV (Netherlands)(NON)			16,569	463,104

TransEnterix, Inc.(NON)			16,699	68,466

Zimmer Holdings, Inc.			7,428	826,291

				5,501,665
Health-care providers and services (2.2%)

Aetna, Inc.			3,407	281,112

AmerisourceBergen Corp.			5,247	448,146

Cardinal Health, Inc.			10,211	801,359

CIGNA Corp.			10,731	1,068,486

Express Scripts Holding Co.(NON)			6,917	531,364

HCA Holdings, Inc.(NON)			3,452	241,813

McKesson Corp.			5,535	1,125,874

Premier, Inc. Class A(NON)			15,568	519,660

Universal Health Services, Inc. Class B			5,112	530,166

WellPoint, Inc.			4,040	511,828

				6,059,808
Health-care technology (0.3%)

Castlight Health, Inc. Class B(NON)(S)			42,373	530,086

Cerner Corp.(NON)			4,682	296,558

				826,644
Hotels, restaurants, and leisure (1.6%)

Dunkin' Brands Group, Inc.(S)			6,147	279,566

Hilton Worldwide Holdings, Inc.(NON)			29,281	739,052

Penn National Gaming, Inc.(NON)			37,268	487,838

Starbucks Corp.			11,920	900,675

Vail Resorts, Inc.			6,226	537,677

Wyndham Worldwide Corp.			8,761	680,467

Wynn Resorts, Ltd.			1,386	263,354

Yum! Brands, Inc.			6,998	502,666

				4,391,295
Household durables (0.5%)

PulteGroup, Inc.			25,453	488,443

Whirlpool Corp.			4,480	770,784

				1,259,227
Household products (0.2%)

Colgate-Palmolive Co.			5,877	393,054

Energizer Holdings, Inc.			686	84,138

				477,192
Independent power and renewable electricity producers (0.8%)

Calpine Corp.(NON)			39,792	908,053

NextEra Energy Partners LP(NON)			8,883	324,762

NRG Energy, Inc.			36,114	1,082,698

				2,315,513
Industrial conglomerates (0.2%)

General Electric Co.			5,433	140,226

Siemens AG (Germany)			4,603	518,623

				658,849
Insurance (2.2%)

American International Group, Inc.			35,747	1,914,967

Assured Guaranty, Ltd.			40,388	932,155

Genworth Financial, Inc. Class A(NON)			62,825	878,922

Hartford Financial Services Group, Inc. (The)			34,176	1,352,686

Prudential PLC (United Kingdom)			40,413	932,557

				6,011,287
Internet and catalog retail (1.9%)

Amazon.com, Inc.(NON)			7,879	2,406,719

Ctrip.com International, Ltd. ADR (China)(NON)			9,903	577,345

Groupon, Inc.(NON)(S)			43,708	319,505

Priceline Group, Inc. (The)(NON)			1,471	1,774,335

Zalando SE (Germany)(NON)(S)			9,537	221,099

				5,299,003
Internet software and services (4.6%)

Alibaba Group Holding, Ltd. ADR (China)(NON)			30,798	3,036,683

Facebook, Inc. Class A(NON)			34,201	2,564,733

Google, Inc. Class A(NON)			42	23,851

Google, Inc. Class C(NON)			9,877	5,522,033

Pandora Media, Inc.(NON)(S)			10,380	200,126

Tencent Holdings, Ltd. (China)			25,400	404,820

Yahoo!, Inc.(NON)			19,286	888,120

Yandex NV Class A (Russia)(NON)			6,270	179,447

				12,819,813
IT Services (1.8%)

CACI International, Inc. Class A(NON)			1,790	147,299

Computer Sciences Corp.			10,788	651,595

Fidelity National Information Services, Inc.			11,535	673,529

MasterCard, Inc. Class A			17,992	1,506,830

Visa, Inc. Class A			8,690	2,098,027

				5,077,280
Leisure products (0.1%)

Brunswick Corp.			8,291	388,019

				388,019
Life sciences tools and services (0.4%)

Agilent Technologies, Inc.			12,572	694,980

Thermo Fisher Scientific, Inc.			4,164	489,561

				1,184,541
Machinery (0.2%)

Pall Corp.			7,044	643,962

				643,962
Media (4.5%)

Charter Communications, Inc. Class A(NON)			8,310	1,316,221

Comcast Corp. Class A(S)			60,726	3,361,184

DISH Network Corp. Class A(NON)			16,512	1,050,989

Liberty Global PLC Ser. C (United Kingdom)			31,965	1,421,484

Live Nation Entertainment, Inc.(NON)			63,875	1,660,750

Time Warner, Inc.			16,163	1,284,474

Walt Disney Co. (The)			28,207	2,577,556

				12,672,658
Metals and mining (0.6%)

Alcoa, Inc.			9,465	158,633

Allegheny Technologies, Inc.			1,616	53,086

Constellium NV Class A (Netherlands)(NON)			4,108	83,187

Freeport-McMoRan, Inc. (Indonesia)			17,126	488,091

Hi-Crush Partners LP (Units)			9,889	426,513

Newmont Mining Corp.			5,398	101,266

Nucor Corp.			2,244	121,311

Steel Dynamics, Inc.			5,441	125,197

				1,557,284
Multi-utilities (0.7%)

Ameren Corp.			5,863	248,239

Dominion Resources, Inc.			46	3,280

PG&E Corp.(S)			20,388	1,025,924

Sempra Energy			6,472	711,920

				1,989,363
Multiline retail (0.5%)

Dollar General Corp.(NON)			11,003	689,558

Macy's, Inc.			12,974	750,157

				1,439,715
Oil, gas, and consumable fuels (6.9%)

Antero Resources Corp.(NON)(S)			12,906	676,791

Cheniere Energy, Inc.(NON)			8,857	664,275

CONSOL Energy, Inc.			5,791	213,109

EnCana Corp. (Canada)			55,342	1,031,021

Energen Corp.			15,466	1,047,048

EOG Resources, Inc.			35,432	3,367,812

EP Energy Corp. Class A(NON)(S)			84,309	1,230,911

Exxon Mobil Corp.			32,906	3,182,339

Gaztransport Et Technigaz SA (France)			13,396	749,548

Genel Energy PLC (United Kingdom)(NON)			28,604	321,449

MarkWest Energy Partners LP			10,494	735,105

Noble Energy, Inc.			22,401	1,290,970

QEP Resources, Inc.			59,040	1,480,133

Royal Dutch Shell PLC ADR (United Kingdom)(S)			21,243	1,525,035

Suncor Energy, Inc. (Canada)			50,141	1,782,011

				19,297,557
Personal products (1.4%)

Avon Products, Inc.(S)			50,210	522,184

Coty, Inc. Class A(NON)(S)			123,309	2,046,929

Estee Lauder Cos., Inc. (The) Class A			18,982	1,427,067

				3,996,180
Pharmaceuticals (5.9%)

AbbVie, Inc.			35,167	2,231,698

Actavis PLC(NON)			8,984	2,180,776

Allergan, Inc.			6,446	1,225,127

AstraZeneca PLC ADR (United Kingdom)			12,157	886,732

Bristol-Myers Squibb Co.			40,577	2,361,176

Eli Lilly & Co.			23,579	1,563,995

Johnson & Johnson			14,327	1,544,164

Merck & Co., Inc.			35,060	2,031,376

Mylan, Inc.(NON)			16,400	878,220

Pfizer, Inc.			54,049	1,618,768

				16,522,032
Real estate investment trusts (REITs) (2.5%)

Altisource Residential Corp.(R)			6,624	153,809

American Tower Corp.(R)			15,598	1,520,805

AvalonBay Communities, Inc.(R)			3,980	620,243

Boston Properties, Inc.(R)			4,290	543,758

Equity Lifestyle Properties, Inc.(R)			6,207	304,764

Essex Property Trust, Inc.(R)			1,396	281,657

Federal Realty Investment Trust(R)			833	109,789

Gaming and Leisure Properties, Inc.(R)(S)			17,135	535,469

General Growth Properties(R)			16,515	427,904

Pebblebrook Hotel Trust(R)			2,932	124,903

Plum Creek Timber Co., Inc.(R)			3,671	150,548

Prologis, Inc.(R)			5,124	213,415

Public Storage(R)			1,710	315,221

Simon Property Group, Inc.(R)			3,574	640,497

Ventas, Inc.(R)			8,516	583,431

Vornado Realty Trust(R)			3,362	368,072

				6,894,285
Real estate management and development (0.2%)

RE/MAX Holdings, Inc. Class A			18,178	581,696

				581,696
Road and rail (1.3%)

Canadian Pacific Railway, Ltd. (Canada)			1,596	331,973

Genesee & Wyoming, Inc. Class A(NON)			5,188	499,086

Union Pacific Corp.			24,296	2,829,269

				3,660,328
Semiconductors and semiconductor equipment (2.6%)

Applied Materials, Inc.			5,916	130,684

Broadcom Corp. Class A			19,213	804,640

Intel Corp.			55,840	1,899,118

Lam Research Corp.			16,539	1,287,727

Micron Technology, Inc.(NON)			88,494	2,928,266

Skyworks Solutions, Inc.			5,766	335,812

				7,386,247
Software (3.4%)

Activision Blizzard, Inc.			2,870	57,257

Adobe Systems, Inc.(NON)			7,186	503,882

Cadence Design Systems, Inc.(NON)(S)			10,727	192,550

Electronic Arts, Inc.(NON)			6,417	262,904

Microsoft Corp.			101,885	4,783,501

Oracle Corp.			65,896	2,573,239

PTC, Inc.(NON)			2,539	96,863

Red Hat, Inc.(NON)			13,103	772,029

TiVo, Inc.(NON)			17,775	231,964

				9,474,189
Specialty retail (2.4%)

Abercrombie & Fitch Co. Class A(S)			3,179	106,433

Advance Auto Parts, Inc.			411	60,401

Autonation, Inc.(NON)			990	56,687

AutoZone, Inc.(NON)			382	211,445

Bed Bath & Beyond, Inc.(NON)(S)			14,264	960,538

Best Buy Co., Inc.			814	27,790

Chico's FAS, Inc.			7,340	110,687

Express, Inc.(NON)			7,206	107,874

Five Below, Inc.(NON)(S)			16,816	670,454

GameStop Corp. Class A			116	4,960

Gap, Inc. (The)			16,846	638,295

Home Depot, Inc. (The)			20,236	1,973,415

Michaels Cos., Inc. (The)(NON)			5,270	96,336

O'Reilly Automotive, Inc.(NON)			1,280	225,126

Office Depot, Inc.(NON)			25,245	131,779

Staples, Inc.(S)			3,219	40,817

TJX Cos., Inc. (The)			20,419	1,292,931

				6,715,968
Technology hardware, storage, and peripherals (5.7%)

Apple, Inc.			99,536	10,749,888

EMC Corp.			48,848	1,403,403

Hewlett-Packard Co.			42,774	1,534,731

SanDisk Corp.(S)			14,265	1,342,907

Western Digital Corp.			7,880	775,156

				15,806,085
Textiles, apparel, and luxury goods (1.4%)

Hanesbrands, Inc.			4,022	424,763

lululemon athletica, Inc. (Canada)(NON)(S)			2,775	115,579

Michael Kors Holdings, Ltd.(NON)(S)			13,092	1,028,900

NIKE, Inc. Class B			16,724	1,554,830

Tumi Holdings, Inc.(NON)(S)			40,065	832,150

				3,956,222
Tobacco (1.1%)

Lorillard, Inc.			10,995	676,193

Philip Morris International, Inc.			27,468	2,444,922

				3,121,115
Trading companies and distributors (—%)

HD Supply Holdings, Inc.(NON)			3,765	108,583

				108,583
Water utilities (0.2%)

American Water Works Co., Inc.			7,888	420,983

				420,983

Total common stocks (cost $233,472,277)				$269,861,092

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
			Shares	Value

United Technologies Corp. $3.75 cv. pfd.			4,194	$245,433

Total convertible preferred stocks (cost $209,700)				$245,433

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes 2 1/8s, August 15, 2021(i)			$40,000	$40,447

Total U.S. treasury Obligations (cost $40,447)				$40,447

PURCHASED OPTIONS OUTSTANDING (—%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Vodafone Group PLC (Call)	Jan-15/$40.00		$9,801	$948

Total purchased options outstanding (cost $12,040)				$948

SHORT-TERM INVESTMENTS (8.5%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)		Shares	15,081,532	$15,081,532

Putnam Short Term Investment Fund 0.09%(AFF)		Shares	8,278,833	8,278,833

SSgA Prime Money Market Fund Class N 0.00%(P)		Shares	210,000	210,000

U.S. Treasury Bills with effective yields ranging from 0.01% to 0.02%, January 15, 2015(SEG)			$25,000	24,999

U.S. Treasury Bills with effective yields ranging from zero% to 0.01%, January 8, 2015(SEG)			43,000	42,999

U.S. Treasury Bills with effective yields ranging from zero% to 0.03%, November 6, 2014(SEG)			37,000	37,000

U.S. Treasury Bills with an effective yield of zero% February 19, 2015(i)			121,000	120,988

Total short-term investments (cost $23,796,352)				$23,796,351

TOTAL INVESTMENTS

Total investments (cost $257,530,816)(b)				$293,944,271

FORWARD CURRENCY CONTRACTS at 10/31/14 (aggregate face value $23,274,611) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	British Pound	Sell	12/17/14	$3,971,015	$4,118,225	$147,210
	Euro	Buy	12/17/14	784,438	798,790	(14,352)
	Euro	Sell	12/17/14	784,438	789,616	5,178
	Swiss Franc	Buy	12/17/14	619,271	648,752	(29,481)
Citibank, N.A.
	Euro	Sell	12/17/14	6,098,507	6,389,613	291,106
Credit Suisse International
	Swiss Franc	Sell	12/17/14	477,554	500,234	22,680
Deutsche Bank AG
	British Pound	Buy	12/17/14	56,290	36,996	19,294
	Euro	Buy	12/17/14	689,798	732,164	(42,366)
HSBC Bank USA, National Association
	British Pound	Sell	12/17/14	675,482	696,578	21,096
	Canadian Dollar	Buy	1/21/15	677,158	682,268	(5,110)
	Euro	Buy	12/17/14	707,598	741,138	(33,540)
	Euro	Sell	12/17/14	707,598	719,952	12,354
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	1/21/15	3,276,870	3,303,089	26,219
	Euro	Buy	12/17/14	790,454	828,813	(38,359)
	Euro	Sell	12/17/14	790,454	804,654	14,200
	Norwegian Krone	Sell	12/17/14	559,598	607,541	47,943
State Street Bank and Trust Co.
	Euro	Buy	12/17/14	878,201	876,188	2,013

Total						$446,085

FUTURES CONTRACTS OUTSTANDING at 10/31/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

S&P 500 Index E-Mini (Long)	22	$2,212,540	Dec-14	$91,510

Total				$91,510

WRITTEN OPTIONS OUTSTANDING at 10/31/14 (premiums $3,379) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Vodafone Group PLC (Call)	Jan-15/$45.00	$9,801	$385

Total			$385

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank N.A.
baskets	7,622	$—	7/16/15	(3 month USD-LIBOR-BBA plus 30 bp)	A basket (JPCMPTMD) of common stocks	$51,429

Total		$—	$51,429

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2014 through October 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $279,020,433.
(b)	The aggregate identified cost on a tax basis is $257,684,720, resulting in gross unrealized appreciation and depreciation of $41,393,614 and $5,134,063, respectively, or net unrealized appreciation of $36,259,551.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$8,807,537	$12,324,104	$12,852,808	$1,096	$8,278,833
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $15,081,532, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $15,098,820. Certain of these securities were sold prior to the close of the reporting period.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $19,625 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to enhance the return on securities owned and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to manage exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $28,272 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$36,998,340	$—	$—
Consumer staples	21,703,665	—	—
Energy	23,635,957	—	—
Financials	43,512,712	—	—
Health care	39,967,895	—	—
Industrials	26,230,622	—	—
Information technology	53,160,810	—	—
Materials	13,082,544	—	—
Telecommunication services	3,063,267	—	—
Utilities	8,505,280	—	—
Total common stocks	269,861,092	—	—
Convertible preferred stocks	—	245,433	—
Purchased options outstanding	—	948	—
U.S. treasury obligations	—	40,447	—
Short-term investments	8,488,833	15,307,518	—

Totals by level	$278,349,925	$15,594,346	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$446,085	$—
Futures contracts	91,510	—	—
Written options outstanding	—	(385)	—
Total return swap contracts	—	51,429	—

Totals by level	$91,510	$497,129	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$609,293	$163,208
Equity contracts	143,887	385

Total	$753,180	$163,593

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$10,000
Written equity option contracts (contract amount)		$10,000
Futures contracts (number of contracts)		30
Forward currency contracts (contract amount)		$27,000,000
OTC total return swap contracts (notional)		$800,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	OTC Total return swap contracts*#	$–	$–	$–	$–	$–	$51,429	$–	$–	$–	$51,429
	Futures contracts§	–	–	–	–	–	–	25,080	–	–	25,080
	Forward currency contracts#	152,388	291,106	22,680	19,294	33,450	88,362	–	2,013	–	609,293
	Purchased options#	–	–	–	–	–	–	–	–	948	948

	Total Assets	$152,388	$291,106	$22,680	$19,294	$33,450	$139,791	$25,080	$2,013	$948	$686,750

	Liabilities:
	OTC Total return swap contracts*#	–	–	–	–	–	–	–	–	–	–
	Futures contracts§	–	–	–	–	–	–	–	–	–	–
	Forward currency contracts#	43,833	–	–	42,366	38,650	38,359	–	–	–	163,208
	Written options#	–	–	–	–	–	–	–	–	385	385

	Total Liabilities	$43,833	$–	$–	$42,366	$38,650	$38,359	$–	$–	$385	$163,593

	Total Financial and Derivative Net Assets	$108,555	$291,106	$22,680	$(23,072)	$(5,200)	$101,432	$25,080	$2,013	$563	$523,157
	Total collateral received (pledged)##†	$108,555	$210,000	$–	$–	$–	$–	$–	$–	$–
	Net amount	$–	$81,106	$22,680	$(23,072)	$(5,200)	$101,432	$25,080	$2,013	$563

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 29, 2014